Revenues and other income	6 Months Ended
Jun. 30, 2018
Revenues and other income
Revenues and other income

DETAILS OF THE UNAUDITED CONDENSED CONSOLIDATED INTERIM RESULTS

Revenues and other income

Revenues

The following table summarizes our revenues for the six months ended June 30, 2018 and 2017.

	Six months ended June 30,
	2018	2017
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€52,753	€30,952
Milestone payments	28,567	25,920
Reimbursement income	558	107
Other revenues	5,705	3,945
Total revenues	€87,583	€60,925

The following table summarizes the revenue recognition of the upfront payments, license fees and milestones payments for the six months ended June 30, 2018 and 2017, as well as the impact of the adoption of IFRS 15. The revenues recognized for the six months ended June 30, 2018, are presented under the IFRS 15 standard as well as under the former applicable IAS 18 standard, with a comparison to the first six months of 2017 under the former applicable IAS 18 standard.

						IAS 18		IFRS 15	IFRS 15	IAS 18	IAS 18	IFRS 15
Agreement	Consideration	Consideration		Collaboration start date		Outstanding balance in deferred income as at December 31, 2017	Deferred income reclassified from equity following adoption of IFRS 15	Outstanding balance in deferred income as at January 1, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2017	Outstanding balance in deferred income as at June 30, 2018
	(USD, in thousands)	(Euro, in thousands)							(Euro, in thousands)
Revenue recognition of considerations received prior to December 31, 2017
Gilead collaboration agreement for filgotinib - Upfront payment	$300,000	€275,558		January 2016		€187,449		€187,449	€43,215	€43,215	€27,114	€144,234
Gilead collaboration agreement for filgotinib - Subscription agreement (*)	N.A.	€39,003	(*)	January 2016		€26,532		€26,532	€6,116	€6,116	€3,838	€20,416
Servier collaboration agreement for osteoarthritis - License fee	N.A.	€6,000		June 2010		€5,362	€(5,362)	€—	€—	€766	€—	€—
AbbVie collaboration agreement for CF - Upfront payments	$45,000	€34,001		September 2013	€		€14,872	€14,872	€3,422	€—	€—	€11,450
Total upfront and license fees:						€219,343	€9,510	€228,853	€52,753	€50,097	€30,952	€176,099

Gilead collaboration agreement for filgotinib - Milestone payments	$70,000	€64,435		January 2016			€43,832	€43,832	€10,105	€—	€9,354	€33,727
AbbVie collaboration agreement for CF - Milestone payments	$77,500	€68,310		September 2013			€29,878	€29,878	€6,875	€—	€16,566	€23,003
Total milestones:							€73,710	€73,710	€16,980	€—	€25,920	€56,730
Total :						€219,343	€83,220	€302,563	€69,734	€50,097	€56,872	€232,829

Revenue recognition of considerations in the six months ended June 30, 2018
Gilead collaboration agreement for filgotinib - Milestone payments	$15,000	€12,418		January 2016					€5,918	€12,418	€—	€6,500
AbbVie collaboration agreement for CF - Milestone payments	$10,000	€8,548		September 2013					€5,669	€8,548	€—	€2,879
Total milestones:									€11,587	€20,966	€—	€9,379
Grand total :						€219,343	€83,220	€302,563	€81,321	€71,063	€56,872	€242,208

(*) deferred income of €39 million booked upon signing of the share subscription agreement with Gilead as required under IAS 39 Financial instruments: recognition and measurement.

The adoption of IFRS 15 Revenue from contracts with customers resulted in a timing difference of revenue recognition between prior accounting standard and IFRS 15, which negatively impacted the accumulated losses and increased the amount of deferred income (contract liabilities) by an amount of €83.2 million, as shown in the table above (column “Deferred income reclassified from equity following adoption of IFRS 15”). We elected the modified retrospective method for the transition which foresees that prior period figures remain as reported under the previous standard and the cumulative effect of applying IFRS 15 is recognized as an adjustment to the opening balance of equity as at the date of initial application (beginning of the year 2018).

For the first six months of 2018, €65.4 million of deferred income related to the Gilead collaboration agreement were recognized in revenue under IFRS15 in function of costs incurred, applying the percentage of completion method. This revenue recognition consisted of (i) €43.2 million related to the upfront license fee, (ii) €6.1 million related to the deferred income triggered by the accounting treatment of the share subscription agreement under IAS 39 Financial Instruments: recognition and measurement, (iii) €10.1 million related to milestone payments received prior to December 31, 2017, and (iv) €5.9 million related to milestone payments received in the first half of 2018. The outstanding balance of deferred income from the Gilead collaboration agreement at the end of June 2018 amounted to €204.9 million of which €55.0 million was reported as non-current deferred income.

For the first six months of 2018, €16.0 million of deferred income related to the AbbVie collaboration agreement were recognized in revenue under IFRS15 in function of costs incurred, applying the percentage of completion method. This revenue recognition consisted of (i) €3.4 million related to the upfront license fee, (ii) €6.9 million related to milestone payments received in previous years and (iii) €5.7 million related to milestones achieved in the first half of 2018 . The outstanding balance of deferred income from the AbbVie collaboration agreement at the end of June 2018 amounted to €37.3 million of which €12.4 million was reported as non-current deferred income.

We are currently reviewing our collaboration with AbbVie, but no conclusion has been reached. Consequently, our revenue recognition method remains unchanged.

Other revenues:

Other revenues mainly consisted in service revenues from our fee-for-service business for €5.7 million, as reported under the segment information disclosure below.

Other income

The following table summarizes our other income for the six months ended June 30, 2018 and 2017.

	Six months ended June 30,
	2018	2017
	(Euro, in thousands)
Grant income	€825	€424
Other income	13,464	11,682
Total other income	€14,289	€12,106

Other income increased to €14.3 million in the first six months of 2018 from €12.1 million in the first six months of 2017, mainly driven by higher income from R&D incentives.